Accrued Compensation and Related Expenses (Details) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Accrued salary and wages	$ 161,241	$ 80,328
Accrued paid time off	159,992	155,166
Accrued board of director fees	401,532	214,553
Other accrued obligations	2,947	4,241
Employee-related Liabilities, Current	$ 725,712	$ 454,288